Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

NOTE 15 – SUBSEQUENT EVENTS

In August 2025, Navios Partners agreed to sell a 2005-built Panamax of 75,397 dwt and a 2007-built MR2 Product Tanker vessel of 50,922 dwt, to unrelated third parties, for an aggregate gross sale price of $22,550. The sales are expected to be completed during the second half of 2025. The aggregate gain on sale of the above vessels and the vessels agreed to be sold (see Note 4 – Vessels, net), is expected to be approximately $20,891.

On September 8, 2025, Navios Partners agreed to acquire four 8,850 TEU newbuilding methanol-ready and scrubber-fitted Containerships from an unrelated third party, for a purchase price of $115,095 each. The vessels have been chartered-out at $44.1 net per day for a period of 5.2 years, with charterer’s option for one additional year at $41.6 net per day, and are expected to be delivered into Navios Partners’ fleet during the second half of 2027 and the first quarter of 2028. The closing of the transaction is subject to completion of customary documentation.